Related party transactions and balances - Schedule of Balance with Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current:
Amounts due from related parties	$ 9,352	¥ 65,108	¥ 696,520
Non-current
Long-term amounts due from related parties	80,092	557,582	0
Current:
Amounts due to related parties	4,274	29,755	77,159
Ctrip [Member]
Current:
Amounts due from related parties	3,413	23,759	11,091
Current:
Amounts due to related parties	3,897	27,128	73,229
JD [Member]
Current:
Amounts due from related parties	529	3,685	50,336
Current:
Amounts due to related parties	19	136	2,350
HNA Tourism [Member]
Current:
Amounts due from related parties	5,410	37,664	635,093
Non-current
Long-term amounts due from related parties	80,092	557,582	0
Current:
Amounts due to related parties	358	2,491	0
Fullshare [Member]
Current:
Amounts due to related parties	$ 0	¥ 0	¥ 1,580